                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       March 31, 2000


Check here if Amendment [    ]; Amendment Number:
This Amendment (check only one): [    ] is a restatement.
                                 [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     AEW Capital Management, L.P.
Address:  225 Franklin Street
          Boston, MA  02110


13F File Number:   28-6538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   James J. Finnegan
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
Phone:  (617) 261-9324

Signature, Place and Date of Signing:

/s/ James J. Finnegan            Boston, Massachuetts             May 9, 2000
-------------------------        ----------------------           -------------
       [Signature]                  [City, State]                    [Date]

Report Type  (Check only one.):

[ X ] 13F HOLDING REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

List of  Other Managers Reporting for this Manager:

Form 13F File Number:               Name
NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  4

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  1,015,802


List of Other Included Managers:

No.        Form 13 File Number          Name
1          28-6536                      AEW Capital Management, Inc.
2          28-5952                      MetLife New England Holdings, Inc.
3          28-3714                      Metropolitan Life Insurance Company
4          28-6808                      Nvest Companies, L.P.

                           FORM 13F INFORMATION TABLE
            Name of Reporting Manager: AEW Capital Management, L.P.



                                                                     VALUE       SH of         INVESTMENT        OTHER
     NAME OF ISSUER                   TITLE OF CLASS     CUSIP     (X$1000)     PRN AMT        DISCRETION       MANAGERS
------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                     Common Stock     00163T109     26,562     1,235,425     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt                 Common Stock     03748r101     71,403     1,869,788     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Archstone Communities                 Common Stock     039581103     35,851     1,798,187     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Arden Realty                          Common Stock     039793104     14,965       716,900     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities                Common Stock     053484101     28,183       769,500     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Beacon Capital                        Common Stock     073561102     17,359     1,465,475     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.               Common Stock     101121101     39,436     1,239,650     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Bradley Realty Trust                  Common Stock     104580105     11,482       672,950     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Cabot Industrial Trust                Common Stock     127072106      6,721       360,850     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                 Common Stock     133131102     19,541       722,073     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty                    Common Stock     144418100      8,890       418,350     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Charles E. Smith Res.                 Common Stock     832197107     25,078       694,200     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty Inc                Common Stock     163262108      9,199       317,200     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Cornerstone Pptys Inc.                Common Stock     21922H103     50,843     2,915,750     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Cousins Properties                    Common Stock     222795106      5,181       140,750     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Eqt              Common Stock     225756105     11,345       648,300     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Developers Diversified                Common Stock     251591103     23,350     1,682,897     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty(P)    Preferred Stock    251591806      2,765       140,000     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Duke-Weeks Realty Corp.               Common Stock     264411505     58,010     3,033,203     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Duke-Weeks Realty Corporation       Preferred Stock    26441yaa      29,838     1,400,000     Shared-Defined   01 02 03 04
(Prefer
------------------------------------------------------------------------------------------------------------------------------
Entertainment Pptys Tr                Common Stock     29380T105      2,571       194,950     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties              Common Stock     294741103     39,805     1,584,266     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Equity Residential                    Common Stock     29476l107     26,784       666,484     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Equity Residential 7.25% Series G   Preferred Stock    29476L859      4,637       234,800     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust             Common Stock     313747206      1,833        94,900     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Felcor Lodging Trust Inc              Common Stock     31430f101      1,187        66,400     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp Of Am          Common Stock     351807102      7,126       306,500     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
General Growth Prop                   Common Stock     370021107      8,239       270,700     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
General Growth Property             Preferred Stock    370021206      6,107       290,800     Shared-Defined   01 02 03 04
7.25% Series
------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust                 Common Stock     379302102      3,643       269,850     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Golf Trust Of America                 Common Stock     38168b103     15,466       937,304     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties                  Common Stock     431284108      9,666       452,220     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties                Common Stock     44106m102     26,306     1,299,050     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                   Common Stock     44107p104      8,283       933,341     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
JP Realty Inc.                        Common Stock     46624a106      2,100       117,900     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Keystone Property Trust               Common Stock     493596100     15,909     1,212,121     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                   Common Stock     49427f108     15,026       713,400     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.                    Common Stock     49446r109     14,314       381,700     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust                Common Stock     531172104      7,260       303,300     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Macerich Company (the)                Common Stock     554382101      9,343       453,000     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Mack Cali Realty Corp                 Common Stock     554489104        260        10,200     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Philips Int'l Realty                  Common Stock     718333107      5,989       360,250     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                 Common Stock     737464107     38,545       956,146     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties                   Common Stock     740706106     15,532       696,100     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Prison Realty Trust Inc.              Common Stock     74264N105        306       100,000     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                        Common Stock     743410102     21,392     1,111,269     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Prologis Trust 7.0% Series B        Preferred Stock    743410300      5,119       213,300     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.                   Common Stock     74460d109     29,942     1,425,804     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Regency Realty Corp.                  Common Stock     758939102     14,203       719,150     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Rouse Co.                             Common Stock     779273101      7,825       370,400     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs                 Common Stock     82567d104      6,077       232,600     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Simon Property Group                  Common Stock     828806109     32,940     1,412,970     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Preferred A         Preferred Stock    78440X200      9,013       350,000     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Spieker Properties Inc.               Common Stock     848497103     34,370       772,350     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts             Common Stock     85590A203     11,956       464,300     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Summit Properties                     Common Stock     866239106      9,934       519,400     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.                  Common Stock     866674104      8,020       277,750     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.                 Common Stock     876664103      9,985       897,550     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corp.                     Common Stock     896938107      4,742       316,150     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Urban Shopping Ctrs                   Common Stock     917060105     10,804       371,750     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.                 Common Stock     929042109     15,460       461,500     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------
Wyndham International                 Common Stock     983101106      1,782       950,300     Shared-Defined   01 02 03 04
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Column Totals                                                     1,015,802    46,013,673
------------------------------------------------------------------------------------------------------------------------------



                                                 VOTING AUTHORITY
                                         ------------------------------
     NAME OF ISSUER                      SOLE         SHARED       NONE
---------------------------------------------------
AMB Property Corp                        1,235,425
---------------------------------------------------
Apartment Invt & Mgmt                    1,869,788
---------------------------------------------------
Archstone Communities                    1,798,187
---------------------------------------------------
Arden Realty                               716,900
---------------------------------------------------
Avalon Bay Communities                     769,500
---------------------------------------------------
Beacon Capital                           1,465,475
---------------------------------------------------
Boston Properties, Inc.                  1,239,650
---------------------------------------------------
Bradley Realty Trust                       672,950
---------------------------------------------------
Cabot Industrial Trust                     360,850
---------------------------------------------------
Camden Property Trust                      722,073
---------------------------------------------------
CarrAmerica Realty                         418,350
---------------------------------------------------
Charles E. Smith Res.                      694,200
---------------------------------------------------
Chelsea GCA Realty Inc                     317,200
---------------------------------------------------
Cornerstone Pptys Inc.                   2,915,750
---------------------------------------------------
Cousins Properties                         140,750
---------------------------------------------------
Crescent Real Estate Eqt                   648,300
---------------------------------------------------
Developers Diversified                   1,682,897
---------------------------------------------------
Developers Diversified Realty(P)           140,000
---------------------------------------------------
Duke-Weeks Realty Corp.                  3,033,203
---------------------------------------------------
Duke-Weeks Realty Corporation            1,400,000
(Prefer
---------------------------------------------------
Entertainment Pptys Tr                     194,950
---------------------------------------------------
Equity Office Properties                 1,584,266
---------------------------------------------------
Equity Residential                         666,484
---------------------------------------------------
Equity Residential 7.25% Series G          234,800
---------------------------------------------------
Federal Realty Invs Trust                   94,900
---------------------------------------------------
Felcor Lodging Trust Inc                    66,400
---------------------------------------------------
Franchise Finance Corp Of Am               306,500
---------------------------------------------------
General Growth Prop                        270,700
---------------------------------------------------
General Growth Property                    290,800
7.25% Series
---------------------------------------------------
Glimcher Realty Trust                      269,850
---------------------------------------------------
Golf Trust Of America                      937,304
---------------------------------------------------
Highwoods Properties                       452,220
---------------------------------------------------
Hospitality Properties                   1,299,050
---------------------------------------------------
Host Marriott Corp.                        933,341
---------------------------------------------------
JP Realty Inc.                             117,900
---------------------------------------------------
Keystone Property Trust                  1,212,121
---------------------------------------------------
Kilroy Realty Corp.                        713,400
---------------------------------------------------
Kimco Realty Corp.                         381,700
---------------------------------------------------
Liberty Property Trust                     303,300
---------------------------------------------------
Macerich Company (the)                     453,000
---------------------------------------------------
Mack Cali Realty Corp                       10,200
---------------------------------------------------
Philips Int'l Realty                       360,250
---------------------------------------------------
Post Properties, Inc.                      956,146
---------------------------------------------------
Prentiss Properties                        696,100
---------------------------------------------------
Prison Realty Trust Inc.                   100,000
---------------------------------------------------
Prologis Trust                           1,111,269
---------------------------------------------------
Prologis Trust 7.0% Series B               213,300
---------------------------------------------------
Public Storage Inc.                      1,425,804
---------------------------------------------------
Regency Realty Corp.                       719,150
---------------------------------------------------
Rouse Co.                                  370,400
---------------------------------------------------
Shurgard Storage Ctrs                      232,600
---------------------------------------------------
Simon Property Group                     1,412,970
---------------------------------------------------
SL Green Realty Preferred A                350,000
---------------------------------------------------
Spieker Properties Inc.                    772,350
---------------------------------------------------
Starwood Hotels & Resorts                  464,300
---------------------------------------------------
Summit Properties                          519,400
---------------------------------------------------
Sun Communities Inc.                       277,750
---------------------------------------------------
Taubman Centers, Inc.                      897,550
---------------------------------------------------
Trizec Hahn Corp.                          316,150
---------------------------------------------------
Urban Shopping Ctrs                        371,750
---------------------------------------------------
Vornado Realty Trust.                      461,500
---------------------------------------------------
Wyndham International                      950,300
---------------------------------------------------

---------------------------------------------------
Column Totals                           46,013,673
---------------------------------------------------
